                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10155
                                  ----------------------------------------------

                 AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 816-531-5575
                                                   -----------------------------

Date of fiscal year end:  12-31
                        --------------------------------------------------------

Date of reporting period:  12-31-2008
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

ANNUAL REPORT
DECEMBER 31, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY VARIABLE PORTFOLIOS II

VP INFLATION PROTECTION FUND

TABLE OF CONTENTS

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . .     2
      U.S. Fixed-Income Total Returns. . . . . . . . . . . . . . . . .     2

VP INFLATION PROTECTION

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and
American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments' knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By David MacEwen, Chief Investment Officer, Fixed Income

QUALITY REIGNED IN CHALLENGING CLIMATE

The credit crunch of 2007 evolved into a full-blown crisis in 2008, pushing the economy into recession and prompting a series of unprecedented government and central bank interventions, corporate acquisitions, takeovers, and failures in the financial sector. Businesses and consumers faced stringent borrowing standards, and banks stopped lending to each other. These events derailed the markets, unleashed systemic risk and widespread loss of confidence, and tipped the global economy into recession. The Federal Reserve (the Fed) took extraordinary action, including slashing the federal funds rate target from
4.25% at the beginning of the period to an unprecedented range of 0% to 0.25%.

Against this backdrop of fear and uncertainty, quality was king. Demand for safe-haven Treasuries exploded, pushing prices higher, sending yields to historic lows, and elevating Treasuries to the top of the performance hierarchy for the second-consecutive year.

INFLATION SENTIMENT WEIGHED ON TIPS

Inflation worries and the lingering threat of stagflation (stalled economic growth and rising inflation) helped Treasury inflation-protected securities
(TIPS) outperform in the first half of the period. But, a rapidly deteriorating global economy sent oil and other commodity prices tumbling in the second half of the year, which eased inflationary pressures. This, combined with investor demand for the most liquid securities (nominal Treasuries), caused TIPS to lag.

Headline inflation, as measured by the year-to-year change in the Consumer Price
Index, ended 2008 at 0.1%, compared with 5.5% at the end of July. 2008's inflation rate marked the smallest increase in consumer prices since 1954 and pushed inflation well below the Fed's target long-term range of 1% to 2%.

The yield difference (or breakeven rate) between 10-year TIPS and nominal
10-year Treasuries started the year at 2.33 percentage points, peaked at 2.45 percentage points in July, and fell to 0.09 percentage point by December 31. The year-end breakeven rate, which represents investors' expectations for long-term inflation, suggests concerns regarding inflation have been mostly eliminated and the potential for deflation has moved into the spotlight.

U.S. Fixed-Income Total Returns For the 12 months ended December 31, 2008

                         CITIGROUP BOND MARKET INDICES
Citigroup US Broad Investment-Grade Bond Index                   7.02%
Citigroup US Inflation-Linked Securities Index                   -1.17%

TREASURY BELLWETHERS
3-Month Treasury Bill                                            2.24%
10-Year Treasury Note                                            20.06%

------

PERFORMANCE

VP Inflation Protection

Total Returns as of December 31, 2008
                                      Average Annual Returns
                                                     Since        Inception
                          1 year      5 years      Inception         Date

CLASS II                  -1.59%       3.30%         3.68%         12/31/02

CITIGROUP US
INFLATION-LINKED
SECURITIES INDEX(1)       -1.17%       4.31%         4.96%            --

Class I                   -1.26%        --           4.11%          5/7/04

(1) The Citigroup US Inflation-Linked Securities Index is not subject to the tax code diversification and other regulatory requirements limiting the type and amount of securities that the fund may own.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

VP Inflation Protection

Growth of $10,000 Over Life of Class

$10,000 investment made December 31, 2002

One-Year Returns Over Life of Class

Periods ended December 31

                        2003     2004    2005     2006     2007      2008

Class II               5.61%*   5.81%    1.56%    1.59%    9.49%    -1.59%

Citigroup US
Inflation-Linked
Securities Index       8.26%    8.40%    2.86%    0.40%   11.61%    -1.17%

* Returns would have been lower, along with ending value, if distribution fees had not been waived from 12/31/02 to 3/31/03.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

PORTFOLIO COMMENTARY

VP Inflation Protection

Portfolio Managers: Brian Howell, Jim Platz, and Bob Gahagan

PERFORMANCE SUMMARY

VP Inflation Protection returned -1.26%* for the 12 months ended December 31,
2008. The portfolio's benchmark, the Citigroup US Inflation-Linked Securities
Index, returned -1.17%. Portfolio returns reflect operating expenses, while benchmark returns do not.

In the flight-to-quality environment that characterized the 12-month period, virtually everything in the U.S. bond market that wasn't a nominal Treasury bond experienced underperformance and spread widening. Deflationary expectations as the year progressed hurt Treasury inflation-protected securities (TIPS), which stumbled on the dramatic drop in the rate of inflation and its resulting impact on breakeven yields. This led to the lowest calendar-year performance for the portfolio and its benchmark since the portfolio's inception in 2004. This climate helped create attractive valuations for long-term investors.

MARKET BACKDROP

Inflation jumped from one extreme to another during the period, triggering two distinct scenarios for the portfolio. In the first half of the year, strong worldwide demand led to soaring prices for oil and other commodities. In the
U.S., this was prominently on display, as food prices jumped, gasoline prices surpassed $4 a gallon, and inflation skyrocketed. Additionally, the Federal
Reserve's (the Fed's) anti-recession bias further stoked inflationary pressures, steepening the Treasury yield curve. In this environment, TIPS were the best-performing domestic fixed-income securities for the first six months of
2008, due to their hedge against inflation, longer duration, and high quality.

The second half of the year marked a notable change in inflation expectations and the environment for TIPS. After peaking at $147 a barrel in July, oil prices tumbled to $45 at the end of December on sagging worldwide demand and bleak global economic growth prospects. Oil wasn't the only commodity to do an about-face. The Rogers International Commodities Index, a measure of various energy, agricultural, and metals products, returned -54.63% in the second half of the year. These factors helped push the annual inflation rate (as measured by the year-to-year change in the Consumer Price Index) to a 54-year low of 0.1% at year end.

Asset Allocation
                                              % of net       % of net
                                            assets as of   assets as of
                                              12/31/08        6/30/08
U.S. Treasury Securities & Equivalents          52.7%          54.9%
U.S. Government Agency
Mortgage-Backed Securities                      21.2%          11.3%
U.S. Government Agency
Securities & Equivalents                        14.9%          11.4%
Corporate Bonds                                 5.2%           7.2%
Commercial Mortgage-Backed Securities           4.3%           6.7%
Municipal Securities                            3.2%            --
Collateralized Mortgage Obligations             1.6%           2.5%
Sovereign Governments & Agencies                0.6%           0.7%
Asset-Backed Securities                         --(1)          --(1)
Cash and Equivalents(2)                        (3.7)%          5.3%

(1) Category is less than 0.05% of total net assets.

(2) Includes commercial paper, temporary cash investments and other assets and liabilities.

* All fund returns referenced in this commentary are for Class I shares.

------

VP Inflation Protection

More significant for TIPS investors, the yield difference (or breakeven rate)
between 10-year TIPS and nominal 10-year Treasuries fell to 0.09 percentage point by year end. This figure suggests concerns regarding long-term inflation have virtually disappeared, and given the weak economic environment, the potential for deflation has surfaced.

PORTFOLIO POSITIONING

Approximately 53% of the portfolio was invested in TIPS, nearly fully invested as allowed by IRS portfolio diversification regulations for insurance products
(55% of the portfolio). We invested the remainder of the portfolio in high-quality agency, mortgage, corporate, and municipal securities--sectors we believe offer attractive long-term value. In addition, we complemented our spread-sector investments with inflation swaps, or strategies that synthetically create inflation-linked exposure. Over time, we expect our swap strategy may provide total returns greater than those of TIPS.

In addition, we maintained a yield-curve-steepening bias during the first nine months of the period, which contributed positively to performance, as the slope of the yield curve steepened during this time frame. We removed this bias in
November, when the curve was at its steepest point and before it subsequently flattened on dramatic Fed easing and tumbling inflation expectations.

OUTLOOK

We believe the current breakeven rate is an overreaction--it seems highly unlikely overall inflation will remain below 1% for the next 10 years. The unprecedented steps the government has taken to avoid a severe economic downturn eventually may lead to significantly higher inflation and a weaker dollar than are currently priced into the market. Over time, we believe our strategy of investing in spread sectors and inflation swaps will lead to outperformance relative to TIPS.

Due to the unexpected death of portfolio manager Seth Plunkett on November 9,
2008, co-portfolio managers Brian Howell, Jim Platz, and Bob Gahagan assumed his responsibilities. Our team structure means the management process and objectives for this portfolio remain the same, despite the loss of a cherished colleague.

Portfolio at a Glance
                                        As of               As of
                                      12/31/08             6/30/08
30-Day SEC Yield
 Class I                                -3.19%              6.50%*
 Class II                               -3.43%              6.26%*
Weighted Average Life                 8.8 years           9.4 years
Average Duration (effective)          5.6 years           6.3 years

* The above-average 30-day SEC yields as of June 30, 2008, primarily resulted from elevated inflation readings. The market conditions fostering this occurrence may not be repeated or consistently achieved in the future.

------

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

               Beginning         Ending        Expenses Paid
             Account Value   Account Value     During Period*      Annualized
                 7/1/08         12/31/08     7/1/08 - 12/31/08   Expense Ratio*

ACTUAL

Class I          $1,000         $951.10            $2.40              0.49%

Class II         $1,000         $950.10            $3.63              0.74%

HYPOTHETICAL

Class I          $1,000        $1,022.67           $2.49              0.49%

Class II         $1,000        $1,021.42           $3.76              0.74%

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------

SCHEDULE OF INVESTMENTS

VP Inflation Protection

DECEMBER 31, 2008

Principal Amount                                                             Value

U.S. Treasury Securities and Equivalents -- 52.7%

FIXED-RATE U.S. TREASURY SECURITIES AND EQUIVALENTS -- 52.2%

   $ 1,500,000  AID (Egypt), 4.45%, 9/15/15(1)                         $ 1,622,880
    36,996,190  U.S. Treasury Inflation Indexed Bonds, 2.375%,
                1/15/25(1)                                              36,371,916
    42,773,864  U.S. Treasury Inflation Indexed Bonds, 2.00%,
                1/15/26(1)                                              40,304,358
    21,908,172  U.S. Treasury Inflation Indexed Bonds, 2.375%,
                1/15/27(1)                                              22,016,004
    11,299,215  U.S. Treasury Inflation Indexed Bonds, 1.75%,
                1/15/28(1)                                              10,442,949
    24,236,262  U.S. Treasury Inflation Indexed Bonds, 3.625%,
                4/15/28(1)                                              28,880,923
    27,158,407  U.S. Treasury Inflation Indexed Bonds, 3.875%,
                4/15/29(1)                                              33,551,252
    19,198,746  U.S. Treasury Inflation Indexed Bonds, 3.375%,
                4/15/32(1)                                              23,678,965
     5,985,713  U.S. Treasury Inflation Indexed Notes, 4.25%,
                1/15/10(1)                                               5,880,496
     3,858,300  U.S. Treasury Inflation Indexed Notes, 0.875%,
                4/15/10(1)                                               3,627,408
       248,870  U.S. Treasury Inflation Indexed Notes, 3.50%,
                1/15/11(1)                                                 244,340
    11,183,980  U.S. Treasury Inflation Indexed Notes, 2.375%,
                4/15/11(1)                                              10,926,234
     3,750,547  U.S. Treasury Inflation Indexed Notes, 3.375%,
                1/15/12(1)                                               3,711,286
     1,013,916  U.S. Treasury Inflation Indexed Notes, 2.00%,
                4/15/12(1)                                                 989,044
     8,431,640  U.S. Treasury Inflation Indexed Notes, 3.00%,
                7/15/12(1)                                               8,266,304
    10,246,300  U.S. Treasury Inflation Indexed Notes, 0.625%,
                4/15/13(1)                                               9,799,633
     4,716,720  U.S. Treasury Inflation Indexed Notes, 1.875%,
                7/15/13(1)                                               4,442,193
     4,020,303  U.S. Treasury Inflation Indexed Notes, 2.00%,
                1/15/14(1)                                               3,810,495
    16,200,195  U.S. Treasury Inflation Indexed Notes, 2.00%,
                7/15/14(1)                                              15,325,644
    17,126,722  U.S. Treasury Inflation Indexed Notes, 1.625%,
                1/15/15(1)                                              15,887,723
    25,608,890  U.S. Treasury Inflation Indexed Notes, 1.875%,
                7/15/15(1)                                              24,198,404
    31,807,606  U.S. Treasury Inflation Indexed Notes, 2.00%,
                1/15/16(1)                                              30,470,700
    25,201,400  U.S. Treasury Inflation Indexed Notes, 2.50%,
                7/15/16(1)                                              25,010,424

Principal Amount                                                             Value

   $21,371,207  U.S. Treasury Inflation Indexed Notes, 2.375%,
                1/15/17(1)                                             $21,209,256
    22,497,774  U.S. Treasury Inflation Indexed Notes, 2.625%,
                7/15/17(1)                                              23,061,995
    30,754,955  U.S. Treasury Inflation Indexed Notes, 1.625%,
                1/15/18(1)                                              29,200,415
    10,043,300  U.S. Treasury Inflation Indexed Notes, 1.375%,
                7/15/18(1)                                               9,395,979
                                                                     -------------
                                                                       442,327,220
                                                                     -------------

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(2) -- 0.5%
     5,000,000  AID (Israel), 4.70%, 5/1/15(1)                           4,206,750
                                                                     -------------
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $452,372,331)                                                    446,533,970
                                                                     -------------

U.S. Government Agency Mortgage-Backed Securities(3) -- 21.2%

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 20.3%
       645,121  FHLMC, 4.50%, 5/1/19(1)                                    662,344
     3,340,880  FHLMC, 5.00%, 4/1/21(1)                                  3,438,944
    22,462,748  FHLMC, 5.00%, 5/1/23(1)                                 23,094,012
       321,577  FHLMC, 5.50%, 12/1/33(1)                                   330,032
     4,559,890  FHLMC, 5.50%, 12/1/36(1)                                 4,673,369
     1,951,798  FHLMC, 5.50%, 1/1/38(1)                                  2,000,371
    38,001,502  FHLMC, 5.50%, 4/1/38(1)                                 38,945,084
       851,445  FNMA, 5.00%, 9/1/20(1)                                     876,437
    33,758,284  FNMA, 5.50%, 9/1/35(1)                                  34,651,152
     9,243,915  FNMA, 5.50%, 7/1/36(1)                                   9,488,406
    24,326,171  FNMA, 5.50%, 2/1/37(1)                                  24,969,570
     7,390,178  FNMA, 6.00%, 10/1/37(1)                                  7,617,556
     9,685,892  FNMA, 6.00%, 10/1/37(1)                                  9,983,904
     3,035,036  FNMA, 6.00%, 6/1/38(1)                                   3,128,114
     4,587,434  FNMA, 6.00%, 7/1/38(1)                                   4,728,119
       110,883  GNMA, 6.00%, 6/20/17(1)                                    115,212
        97,430  GNMA, 6.00%, 7/20/17(1)                                    101,235
       640,677  GNMA, 6.00%, 5/15/24(1)                                    665,658
     2,495,101  GNMA, 5.50%, 9/20/34(1)                                  2,570,766
                                                                     -------------
                                                                       172,040,285
                                                                     -------------

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES -- 0.9%
     7,233,782  FHLMC, VRN, 5.76%, 1/1/12, Final Maturity
                1/1/38(1)                                                7,408,078
                                                                     -------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $173,959,838)                                                    179,448,363
                                                                     -------------

------

VP Inflation Protection

Principal Amount                                                             Value

U.S. Government Agency Securities and Equivalents -- 14.9%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES -- 13.7%
   $ 8,500,000  Bank of America Corp., 3.125%, 6/15/12(1)(6)           $ 8,840,255
     4,000,000  FAMCA, 4.875%, 1/14/11(1)(4)                             4,261,474
     3,750,000  FAMCA, 5.50%, 7/15/11(1)(4)                              3,994,301
     1,000,000  FAMCA, 5.40%, 10/14/11(1)                                1,103,714
     3,974,000  FAMCA, 6.71%, 7/28/14(1)                                 4,833,338
     2,000,000  FFCB, 4.875%, 12/16/15(1)                                2,253,136
     5,000,000  FFCB, 4.875%, 1/17/17(1)                                 5,644,250
     1,030,000  FHLB, 4.875%, 5/17/17(1)                                 1,166,448
     2,000,000  FHLMC, 5.625%, 3/15/11(1)                                2,180,924
    14,402,000  FHLMC, 5.00%, 1/30/14(1)                                16,118,171
     4,400,000  FHLMC, 4.50%, 4/2/14(1)                                  4,836,480
    18,244,000  FNMA, 6.625%, 11/15/30(1)                               26,428,569
     5,200,000  Goldman Sachs Group LP, 3.25%, 6/15/12(1)(6)             5,429,689
     2,845,000  PEFCO, 4.97%, 8/15/13(1)                                 3,120,072
     4,000,000  PEFCO, 4.55%, 5/15/15(1)                                 4,384,616
    13,800,000  TVA Inflation Index Notes, 6.79%, 5/23/12(1)            15,854,240
     1,750,000  TVA Inflation Index Notes, 4.875%, 12/15/16(1)           1,957,352
     3,550,000  TVA Inflation Index Notes, 4.50%, 4/1/18(1)              3,923,836
                                                                     -------------
                                                                       116,330,865
                                                                     -------------
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES -- 1.2%
    10,070,000  FNMA, VRN, 6.08%, 1/17/09, resets monthly off
                the Consumer Price Index Year over Year plus
                1.14% with a cap of 24.00%, Final Maturity
                2/17/09(1)                                              10,070,000
                                                                     -------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $116,667,286)                                                    126,400,865
                                                                     -------------

Corporate Bonds -- 5.2%

     2,190,000  Altria Group, Inc., 8.50%, 11/10/13(1)                   2,270,515
     1,000,000  AT&T, Inc., 6.70%, 11/15/13(1)                           1,060,420
       770,000  AT&T, Inc., 5.10%, 9/15/14(1)                              757,823
       706,000  HSBC Finance Corp., VRN, 4.74%, 1/10/09, resets
                monthly off the Consumer Price Index Year over
                Year plus 1.08% with no caps, Final Maturity
                9/10/09(1)                                                 630,825

Principal Amount                                                             Value

   $ 3,000,000  HSBC Finance Corp., VRN, 4.77%, 1/12/09, resets monthly off the Consumer Price Index Year over
                Year plus 1.11% with no caps, Final Maturity
                2/10/10(1)                                             $ 2,613,360
     1,067,000  HSBC Finance Corp., VRN, 4.85%, 1/12/09, resets monthly off the Consumer Price Index Year over
                Year plus 1.19% with no caps, Final Maturity
                2/10/09(1)                                               1,046,994
     9,500,000  International Bank for Reconstruction &
                Development, 7.625%, 1/19/23(1)                         13,543,561
        40,000  John Hancock Life Insurance Co., VRN, 4.79%,
                1/15/09, resets monthly off the Consumer Price
                Index Year over Year plus 1.13% with no caps,
                Final Maturity 6/15/10(1)                                   36,287
       179,000  John Hancock Life Insurance Co., VRN, 5.28%,
                1/15/09, resets monthly off the Consumer Price
                Index Year over Year plus 1.62% with no caps,
                Final Maturity 11/15/10(1)                                 159,387
     1,000,000  Pacific Gas & Electric Co., 6.25%, 12/1/13(1)            1,035,167
       303,000  Prudential Financial, Inc., VRN, 6.94%, 1/2/09,
                resets monthly off the Consumer Price Index Year
                over Year plus 2.00% with no caps, Final
                Maturity 11/2/20(1)                                        110,928
       490,000  SLM Corp., VRN, 7.09%, 1/2/09, resets monthly
                off the Consumer Price Index Year over Year plus
                2.15% with no caps, Final Maturity 2/1/14(1)               260,553
     1,500,000  SLM Corp., VRN, 7.14%, 1/15/09, resets monthly
                off the Consumer Price Index Year over Year plus
                2.20% with no caps, Final Maturity 6/15/09(1)            1,164,960
    11,340,200  SLM Corp., 1.32%, 1/25/10(1)                             9,671,149
       670,000  Time Warner Cable, Inc., 8.25%, 2/14/14(1)                 680,392
     9,147,760  Toyota Motor Credit Corp. Inflation Indexed
                Bonds, VRN, 1.22%, 10/1/09, Final Maturity
                10/1/09(1)                                               9,143,186
                                                                     -------------
TOTAL CORPORATE BONDS
(Cost $44,730,076)                                                      44,185,507
                                                                     -------------

------

VP Inflation Protection

Principal Amount                                                             Value

Commercial Mortgage-Backed Securities(3) -- 4.3%

   $ 2,430,000  Banc of America Commercial Mortgage, Inc.,
                Series 2004-2, Class A3 SEQ, 4.05%, 11/10/38(1)        $ 2,308,016
       871,728  Banc of America Large Loan, Series 2005 MIB1,
                Class A1, VRN, 1.35%, 1/15/09, resets monthly off the 1-month
                LIBOR plus 0.15% with no caps,
                Final Maturity 3/15/22(1)(4)                               739,131
       287,407  Bear Stearns Commercial Mortgage Securities
                Trust, Series 2003 T12, Class A2 SEQ, 3.88%,
                8/13/39(1)                                                 284,779
     7,000,000  Credit Suisse Mortgage Capital Certificates,
                Series 2007 TF2A, Class A1, VRN, 1.38%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.18% with no caps, Final Maturity
                4/15/22(1)(4)                                            5,640,504
     4,053,917  GMAC Commercial Mortgage Securities, Inc.,
                Series 2005 C1, Class A2 SEQ, 4.47%, 5/10/43(1)          3,915,729
     2,999,150  Greenwich Capital Commercial Funding Corp.,
                Series 2005 GG3, Class A2 SEQ, 4.31%, 8/10/42(1)         2,840,370
     5,500,000  LB-UBS Commercial Mortgage Trust, Series 2003
                C3, Class A3 SEQ, 3.85%, 5/15/27(1)                      5,066,970
         9,003  LB-UBS Commercial Mortgage Trust, Series 2003
                C5, Class A2 SEQ, 3.48%, 7/15/27(1)                          8,950
     2,519,608  LB-UBS Commercial Mortgage Trust, Series 2004
                C4, Class A2, VRN, 4.57%, 1/15/09, Final
                Maturity 6/15/29(1)                                      2,498,777
     3,679,107  LB-UBS Commercial Mortgage Trust, Series 2005
                C2, Class A2 SEQ, 4.82%, 4/15/30(1)                      3,496,941
     2,590,000  LB-UBS Commercial Mortgage Trust, Series 2005
                C3, Class A3 SEQ, 4.65%, 7/15/30(1)                      2,271,388

Principal Amount                                                             Value

   $ 5,485,005  Lehman Brothers Floating Rate Commercial
                Mortgage Trust, Series 2007 LLFA, Class A1, VRN,
                1.50%, 1/15/09, resets monthly off the 1-month
                LIBOR plus 0.30% with no caps, Final Maturity
                6/15/22(1)(4)                                          $ 4,143,257
     2,964,007  Morgan Stanley Capital I, Series 2004 HQ3, Class
                A2 SEQ, 4.05%, 1/13/41(1)                                2,820,529
                                                                     -------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $39,751,141)                                                      36,035,341
                                                                     -------------

Municipal Securities -- 3.2%

     8,000,000  California Educational Facilities Auth. Rev.,
                Series 2007 T1, (Stanford University), 5.00%,
                3/15/39                                                  8,034,240
     4,000,000  Massachusetts Bay Transportation Auth. Sales
                Tax. Rev., Series 2006 A, 5.25%, 7/1/33                  4,128,880
     5,000,000  Massachusetts Bay Transportation Auth. Sales
                Tax. Rev., Series 2006 A, 5.25%, 7/1/34                  5,142,500
     8,800,000  Massachusetts Health & Educational Facilities
                Auth. Rev., Series 2002 K, (Massachusetts Institute of
                Technology), 5.50%, 7/1/32 (GO of
                Institute)                                               9,480,680
                                                                     -------------
TOTAL MUNICIPAL SECURITIES
(Cost $25,235,296)                                                      26,786,300
                                                                     -------------

Collateralized Mortgage Obligations(3) -- 1.6%

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.8% 1,129,780
     FHLMC, Series 2508, Class UL SEQ, 5.00%,
                12/15/16(1) 1,150,837 3,000,000 FNMA, Series 2003-92, Class PD,
     4.50%, 3/25/17(1)                                                   3,060,385
       753,296  GNMA, Series 2003-46, Class PA, 5.00%, 5/20/29(1)          760,586
     2,000,000  GNMA, Series 2005-24, Class UB SEQ, 5.00%,
                1/20/31(1)                                               2,023,584
                                                                     -------------
                                                                         6,995,392
                                                                     -------------

------

VP Inflation Protection
Principal Amount                                                             Value

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.8%
   $ 3,097,749  Banc of America Alternative Loan Trust, Series
                2007-2, Class 2A4, 5.75%, 6/25/37(1)                   $ 1,933,147
     2,055,000  Washington Mutual Mortgage Pass-Through
                Certificates, Series 2004 AR4, Class A6, VRN,
                3.79%, 1/2/09, Final Maturity 6/25/34(1)                 1,974,056
     1,921,000  Washington Mutual Mortgage Pass-Through
                Certificates, Series 2004 AR7, Class A6, VRN,
                3.94%, 1/2/09, Final Maturity 7/25/34(1)                 1,883,268
     1,000,000  Washington Mutual Mortgage Pass-Through
                Certificates, Series 2005 AR4, Class A3, VRN,
                4.59%, 1/2/09, Final Maturity 4/25/35(1)                   937,868
                                                                     -------------
                                                                         6,728,339
                                                                     -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $14,807,747)                                                      13,723,731
                                                                     -------------

Principal Amount/Shares                                                      Value

Sovereign Governments & Agencies -- 0.6%

    $ 5,000,000  KfW, 4.75%, 5/15/12(1)
(Cost $4,908,534)                                                      $ 5,353,075
                                                                     -------------

Asset-Backed Securities(3)(5)

         61,226  Atlantic City Electric Transition Funding LLC, Series 2003-1,
                 Class A1 SEQ, 2.89%, 7/20/11(1)
(Cost $61,221)                                                              61,128
                                                                     -------------

Temporary Cash Investments(5)

         86,893  JPMorgan U.S. Treasury Plus Money Market Fund
                 Agency Shares
(Cost $86,893)                                                              86,893
                                                                     -------------
TOTAL INVESTMENT SECURITIES -- 103.7%
(Cost $872,580,363)                                                    878,615,173
                                                                     -------------
OTHER ASSETS AND LIABILITIES -- (3.7)%                                (31,269,090)
                                                                     -------------
TOTAL NET ASSETS -- 100.0%                                           $ 847,346,083
                                                                     =============

Futures Contracts

                          Expiration       Underlying Face       Unrealized Gain
    Contracts Sold           Date          Amount at Value            (Loss)

   500   U.S. Treasury
         2-Year Notes     March 2009         $109,031,250          $(1,704,251)
                                          =================       ==============

------

VP Inflation Protection

Swap Agreements

                                                      Expiration        Unrealized
Notional Amount      Description of Agreement            Date          Gain (Loss)

CREDIT DEFAULT -- BUY PROTECTION

    $ 4,750,000  Pay quarterly a fixed rate equal     June 2010
                 to 0.20% multiplied by the
                 notional amount and receive from
                 Merrill Lynch International upon
                 each default event of HSBC
                 Finance Corp., par value of the
                 proportional notional amount of
                 HSBC Finance Corp., 7.00%,
                 5/15/12.                                                $ 424,311
                                                                     -------------

TOTAL RETURN

     44,000,000  Pay a fixed rate equal to            July 2010
                 2.4875% and receive the return
                 of the U.S. CPI Urban Consumers
                 NSA Index upon the termination
                 date with Barclays Bank plc.                          (3,445,515)
     20,000,000  Pay a fixed rate equal to 1.13%     January 2012
                 and receive the return of the
                 U.S. CPI Urban Consumers NSA
                 Index upon the termination date
                 with Barclays Bank plc.                               (1,879,442)
     35,000,000  Pay a fixed rate equal to 1.14%      March 2012
                 and receive the return of the
                 U.S. CPI Urban Consumers NSA
                 Index upon the termination date
                 with Barclays Bank plc.                               (3,662,603)
     33,275,000  Pay a fixed rate equal to 3.065%     July 2013
                 and receive the return of the
                 U.S. CPI Urban Consumers NSA
                 Index upon the termination date
                 with Bank of America N.A.                             (5,198,211)
     13,000,000  Pay a fixed rate equal to 1.52%    November 2013
                 and receive the return of the
                 U.S. CPI Urban Consumers NSA
                 Index upon the termination date
                 with UBS AG.                                          (1,099,863)
     20,000,000  Pay a fixed rate equal to 1.21%      June 2014
                 and receive the return of the
                 U.S. CPI Urban Consumers NSA
                 Index upon the termination date
                 with Barclays Bank plc.                               (2,641,045)
     20,000,000  Pay a fixed rate equal to 1.31%      April 2017
                 and receive the return of the
                 U.S. CPI Urban Consumers NSA
                 Index upon the termination date
                 with Barclays Bank plc.                               (2,192,423)
     40,000,000  Pay a fixed rate equal to 2.77%      April 2018
                 and receive the return of the
                 U.S. CPI Urban Consumers NSA
                 Index upon the termination date
                 with Barclays Bank plc.                               (4,507,383)
     30,100,000  Pay a fixed rate equal to 2.895%   December 2027
                 and receive the return of the
                 U.S. CPI Urban Consumers NSA
                 Index upon the termination date
                 with Barclays Bank plc.                               (5,224,258)
                                                                     -------------
                                                                      (29,850,743)
                                                                     -------------
                                                                     $(29,426,432)
                                                                     =============

------

VP Inflation Protection

Notes to Schedule of Investments

AID = Agency for International Development

CPI = Consumer Price Index

Equivalent = Security whose principal payments are secured by US Treasuries or backed by the full faith and credit of the United States

FAMCA = Federal Agricultural Mortgage Corporation

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

LB-UBS = Lehman Brothers, Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

NSA = Not Seasonally Adjusted

PEFCO = Private Export Funding Corporation

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

TVA = Tennessee Valley Authority

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2008.

(1) Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements. At the period end, the aggregated value of securities pledged was $139,307,000.

(2) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(3) Final maturity indicated, unless otherwise noted.

(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at December 31, 2008 was $18,778,667, which represented 2.2% of total net assets.

(5) Category is less than 0.05% of total net assets.

(6) The debt is guaranteed under the Federal Deposit Insurance Corporation's
(FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

Industry classifications are unaudited.

See Notes to Financial Statements.

------

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

ASSETS

Investment securities, at value (cost of $872,580,363)         $878,615,173

Cash                                                              1,047,343

Receivable for investments sold                                       5,717

Receivable for capital shares sold                                   83,869

Receivable for variation margin on futures contracts                 15,625

Unrealized appreciation on swap agreements                          424,311

Interest receivable                                               7,425,797
                                                               ------------
                                                                887,617,835
                                                               ------------

LIABILITIES

Payable for capital shares redeemed                               9,903,246

Unrealized depreciation on swap agreements                       29,850,743

Accrued management fees                                             353,646

Distribution fees payable                                           162,259

Dividends payable                                                     1,858
                                                               ------------
                                                                 40,271,752
                                                               ------------

NET ASSETS                                                     $847,346,083
                                                               ============

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                        $891,322,470

Accumulated net investment loss                                   (143,058)

Accumulated net realized loss on investment transactions       (18,737,456)

Net unrealized depreciation on investments                     (25,095,873)
                                                               ------------
                                                              $847,346,083
                                                               ============

CLASS I, $0.01 PAR VALUE

Net assets                                                      $90,844,701

Shares outstanding                                                9,165,490

Net asset value per share                                             $9.91

CLASS II, $0.01 PAR VALUE

Net assets                                                     $756,501,382

Shares outstanding                                               76,375,018

Net asset value per share                                             $9.91

See Notes to Financial Statements.

------

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME (LOSS)

INCOME:

Interest                                                              $40,438,087
                                                                    -------------

EXPENSES:

Management fees                                                         3,828,365

Distribution fees -- Class II                                           1,736,644

Directors' fees and expenses                                               68,920

Other expenses                                                              1,881
                                                                    -------------
                                                                        5,635,810
                                                                    -------------

NET INVESTMENT INCOME (LOSS)                                           34,802,277
                                                                    -------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                                               (7,976,600)

Futures and swaps transactions                                        (1,134,459)
                                                                    -------------
                                                                      (9,111,059)
                                                                    -------------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

Investments                                                          (15,102,482)

Futures and swaps                                                    (31,881,953)
                                                                    -------------
                                                                     (46,984,435)
                                                                    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                              (56,095,494)
                                                                    -------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                           $(21,293,217)
                                                                    =============

See Notes to Financial Statements.

------

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2008 AND DECEMBER 31, 2007

Increase (Decrease) in Net Assets                          2008           2007

OPERATIONS

Net investment income (loss)                           $ 34,802,277   $ 24,884,805

Net realized gain (loss)                                (9,111,059)    (4,594,610)

Change in net unrealized appreciation
(depreciation)                                         (46,984,435)     30,596,697
                                                       ------------   ------------
Net increase (decrease) in net assets resulting
from operations                                        (21,293,217)     50,886,892
                                                       ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Class I                                                (4,545,420)    (2,146,223)

 Class II                                              (30,440,780)   (22,744,318)

From return of capital:

 Class I                                                  (319,743)             --

 Class II                                               (2,141,327)             --
                                                       ------------   ------------
Decrease in net assets from distributions              (37,447,270)   (24,890,541)
                                                       ------------   ------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from capital
share transactions                                      299,743,448     57,558,294
                                                       ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS                   241,002,961     83,554,645

NET ASSETS

Beginning of period                                     606,343,122    522,788,477
                                                       ------------   ------------

End of period                                          $847,346,083   $606,343,122
                                                       ============   ============

Accumulated net investment loss                          $(143,058)             --
                                                       ============   ============

See Notes to Financial Statements.

------

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios II, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Inflation Protection Fund (the fund)
is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to pursue long-term total return using a strategy that seeks to protect against U.S. inflation. The fund pursues its investment objective by investing substantially all of its assets in investment-grade debt securities. The fund normally invests over 50% of its assets in inflation-adjusted debt securities that are designed to protect the future purchasing power of the money invested in them. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The fund accounts for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

------

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the
American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures and swaps transactions and unrealized appreciation (depreciation) on futures and swaps, respectively.

SWAP AGREEMENTS -- The fund may enter into swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A basic swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default events. The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Swap agreements are valued daily at current market value as provided by a commercial pricing service and/or independent brokers. Changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2005. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

------

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, interest on swap agreements, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2008, the fund has accumulated net realized capital loss carryovers for federal income tax purposes of $(10,505,309), which may be used to offset future taxable gains. Capital loss carryovers of $(721,603),
$(3,476,419), $(3,811,535) and $(2,495,752) expire in 2013, 2014, 2015 and 2016, respectively.

The fund has elected to treat $(7,813,145) of net capital losses incurred in the two-month period ended December 31, 2008, as having been incurred in the following fiscal year for federal income tax purposes.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the
Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex
Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class of the fund for the year ended December 31, 2008 was 0.48% for Class I and
Class II.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the year ended December 31, 2008, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century
Services, LLC.

Effective May 15, 2008, the fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P Morgan Investment Management,
Inc. (JPMIM). JPMIM is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM).
JPM is an equity investor in ACC. JPMorgan Chase Bank is a custodian of the fund and a wholly owned subsidiary of JPM.

------

3. INVESTMENT TRANSACTIONS

Purchases of investment securities, excluding short-term investments, for the year ended December 31, 2008, totaled $667,317,134, of which $480,926,225 represented U.S. Treasury and Agency obligations.

Sales of investment securities, excluding short-term investments, for the year ended December 31, 2008, totaled $356,583,129, of which $248,933,382 represented
U.S. Treasury and Agency obligations.

As of December 31, 2008, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments                                 $874,844,815
                                                               =============
Gross tax appreciation of investments                            $22,238,915

Gross tax depreciation of investments                           (18,468,557)
                                                               -------------
Net tax appreciation (depreciation) of investments                $3,770,358
                                                               =============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                         Year ended                     Year ended
                                  December 31, 2008              December 31, 2007
                             Shares          Amount         Shares          Amount
CLASS I/
SHARES
AUTHORIZED              250,000,000                    250,000,000
                       ============                   ============
Sold                      8,387,913     $89,512,577      2,080,742     $21,237,789

Issued in
reinvestment of
distributions               462,552       4,865,163        211,089       2,146,223

Redeemed                (4,924,432)    (48,906,593)      (928,167)     (9,494,128)
                       ------------   -------------   ------------   -------------
                          3,926,033      45,471,147      1,363,664      13,889,884
                       ------------   -------------   ------------   -------------
CLASS II/
SHARES
AUTHORIZED              250,000,000                    250,000,000
                       ============                   ============
Sold                     43,783,025     453,101,513     12,261,922     124,922,667

Issued in
reinvestment of
distributions             3,090,387      32,582,107      2,241,654      22,744,318

Redeemed               (22,753,017)   (231,411,319)   (10,219,134)   (103,998,575)
                       ------------   -------------   ------------   -------------
                         24,120,395     254,272,301      4,284,442      43,668,410
                       ------------   -------------   ------------   -------------
Net increase
(decrease)               28,046,428   $ 299,743,448      5,648,106     $57,558,294
                       ============   =============   ============   =============

5. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as a fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

------

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of December
31, 2008:

                                                                   Unrealized Gain
                                                 Value of                (Loss) on
                                               Investment          Other Financial
Valuation Inputs                               Securities             Instruments*

Level 1 - Quoted Prices                          $ 86,893            $ (1,704,251)

Level 2 - Other Significant
Observable Inputs                             878,528,280             (29,426,432)

Level 3 - Significant Unobservable
Inputs                                                 --                       --
                                            -------------           --------------
                                             $878,615,173            $(31,130,683)
                                            =============           ==============

*Includes futures contracts and swap agreements.

6. BANK LINE OF CREDIT

The fund, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with
Bank of America, N.A. The line expired December 10, 2008, and was not renewed.
The agreement allowed the fund to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement were subject to interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the year ended December 31, 2008.

7. INTERFUND LENDING

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an
Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund's investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days.
The program is subject to annual approval by the Board of Directors. During the year ended December 31, 2008, the fund did not utilize the program.

8. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in September
2006, which is effective for fiscal years beginning after November 15, 2007. FAS
157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

------

FINANCIAL HIGHLIGHTS

VP Inflation Protection

Class I

For a Share Outstanding Throughout the Years Ended December 31
(except as noted)
                                      2008      2007      2006     2005    2004(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period                 $10.55    $10.09    $10.26   $10.55     $10.07
                                   -------   -------   -------  -------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)                     0.49(2)      0.49   0.34(2)     0.47       0.24

 Net Realized and
 Unrealized Gain (Loss)             (0.60)      0.46    (0.15)   (0.28)       0.48
                                   -------   -------   -------  -------   --------
 Total From
 Investment Operations              (0.11)      0.95      0.19     0.19       0.72
                                   -------   -------   -------  -------   --------
Distributions

 From Net
 Investment Income                  (0.50)    (0.49)    (0.36)   (0.47)     (0.24)

 From Net
 Realized Gains                         --        --        --   (0.01)         --

 From Return
 of Capital                         (0.03)        --        --       --         --
                                   -------   -------   -------  -------   --------
 Total
 Distributions                      (0.53)    (0.49)    (0.36)   (0.48)     (0.24)
                                   -------   -------   -------  -------   --------
Net Asset Value,
End of Period                        $9.91    $10.55    $10.09   $10.26     $10.55
                                   =======   =======   =======  =======    =======

TOTAL RETURN(3)                    (1.26)%     9.66%     1.90%    1.81%      7.37%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                           0.49%     0.50%     0.50%    0.50%   0.49%(4)

Ratio of Net Investment Income
(Loss) to
Average Net Assets                   4.62%     4.75%     3.37%    4.85%   3.52%(4)

Portfolio Turnover Rate                49%      109%       96%      82%    108%(5)

Net Assets, End of Period (in
thousands)                         $90,845   $55,277   $39,096  $29,040    $11,319

(1) May 7, 2004 (commencement of sale) through December 31, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2004.

See Notes to Financial Statements.

------

VP Inflation Protection

Class II

For a Share Outstanding Throughout the Years Ended December 31

                                   2008       2007      2006       2005       2004
PER-SHARE DATA

Net Asset Value, Beginning
of Period                        $10.55     $10.08    $10.26     $10.55     $10.31
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)                  0.45(1)       0.46   0.32(1)       0.45       0.35

 Net Realized
 and Unrealized
 Gain (Loss)                     (0.59)       0.47    (0.16)     (0.28)       0.25
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations           (0.14)       0.93      0.16       0.17       0.60
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (0.47)     (0.46)    (0.34)     (0.45)     (0.35)

 From Net
 Realized Gains                      --         --        --     (0.01)     (0.01)

 From Return
 of Capital                      (0.03)         --        --         --         --
                               --------   --------  --------   --------   --------
 Total Distributions             (0.50)     (0.46)    (0.34)     (0.46)     (0.36)
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                     $9.91     $10.55    $10.08     $10.26     $10.55
                               ========   ========  ========   ========   ========

TOTAL RETURN(2)                 (1.59)%      9.49%     1.59%      1.56%      5.81%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets             0.74%      0.75%     0.75%      0.75%      0.74%

Ratio of Net Investment
Income (Loss) to Average
Net Assets                        4.37%      4.50%     3.12%      4.60%      3.40%

Portfolio Turnover Rate             49%       109%       96%        82%       108%

Net Assets, End of Period
(in thousands)                 $756,501   $551,066  $483,692   $418,424   $199,885

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Directors of the American Century Variable Portfolios II, Inc.
and Shareholders of the VP Inflation Protection Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the VP Inflation Protection Fund
(the sole fund comprising the American Century Variable Portfolios II, Inc.
hereafter referred to as the "Fund") at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the
Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
February 13, 2009

------

MANAGEMENT

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent directors is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent directors. Those listed as interested directors are "interested"
primarily by virtue of their engagement as directors and/or officers of, or ownership interest in, American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the fund's investment advisor, American Century Investment Management, Inc. (ACIM or the advisor); the fund's principal underwriter, American Century Investment Services, Inc. (ACIS);
and the fund's transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS. The directors serve in this capacity for eight registered investment companies in the American Century
Investments family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 14 investment companies in the American Century Investments family of funds advised by ACIM or American Century Global Investment Management, Inc.
(ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INTERESTED DIRECTOR

JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Director (since 2007) and President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM, ACGIM,
ACIS and other ACC subsidiaries. Managing Director, Morgan Stanley (March 2000 to November 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 111
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

INDEPENDENT DIRECTORS

JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director (since 2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (money management firm) (April 2004 to present); Partner and Founder, Bay Partners (venture capital firm) (1976 to 2006)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 41
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

------

RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Director (since 1995) and Chairman of the Board
(since 2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 41
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

FREDERICK L.A. GRAUER, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Director (since 2008)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Advisor, Barclays Global
Investors (asset manager) (2003 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 41
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

PETER F. PERVERE, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Director (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Vice President and Chief Financial Officer, Commerce One, Inc. (software and services provider)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 41
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Intraware, Inc.

MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Director (since 1980)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Platinum Grove Asset
Management, L.P. (asset manager) (1999 to present); Frank E. Buck Professor of
Finance-Emeritus, Stanford Graduate School of Business (1996 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 41
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Dimensional Fund Advisors (investment advisor)

JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Director (since 2002)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1973 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 41
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Cadence Design Systems; Exponent

JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director (since 1984)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 41
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

------

OFFICERS

BARRY FINK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Executive Vice President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and
Executive Vice President, ACC (September 2007 to present); President, ACS
(October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007);
Global General Counsel, Morgan Stanley (2000 to 2006). Also serves as: Director,
ACC, ACS, ACIS and other ACC subsidiaries

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Chief Compliance Officer (since 2006) and Senior
Vice President (since 2000) PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief
Compliance Officer, ACIM, ACGIM and ACS (August 2006 to present); Assistant
Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial
Officer, various American Century Investments funds (July 2000 to August 2006).
Also serves as: Senior Vice President, ACS

CHARLES A. ETHERINGTON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: General Counsel (since 2007) and Senior Vice
President (since 2006) PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney,
ACC (February 1994 to present); Vice President, ACC (November 2005 to present);
General Counsel, ACC (March 2007 to present). Also serves as: General Counsel,
ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President,
ACIM, ACGIM and ACS

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Vice President, Treasurer and Chief Financial
Officer (all since 2006) PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice
President, ACS (February 2000 to present); Controller, various American Century
Investments funds (1997 to September 2006)

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS

The SAI has additional information about the fund's directors and is available without charge, upon request, by calling 1-800-378-9878.

------

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American
Century Investments' website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

------

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP US BROAD INVESTMENT-GRADE (BIG) BOND INDEX is a market-
capitalization-weighted index that includes fixed-rate Treasury, government-
sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The CITIGROUP US INFLATION-LINKED SECURITIES INDEX (ILSI)(SM) measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index (CPI).

The ROGERS INTERNATIONAL COMMODITIES INDEX (RICI) was developed by Jim Rogers in
1998. It represents the value of a basket of 35 commodities used in the global economy, including agricultural and energy products, metals, and minerals.

------

NOTES

------

NOTES

------

NOTES

------

[back cover]

[american century investments logo and text logo (R)]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . . .          1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES. . . . . .          1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . . . .          1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0902
CL-ANN-64266

ITEM 2.  CODE OF ETHICS.

(a)  The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b)  No response required.

(c)  None.

(d)  None.

(e)  Not applicable.

(f)  The registrant's Code of Ethics for Senior Financial Officers was filed as
     Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.'s
     Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on
     September 29, 2005, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    Peter F. Pervere, Jeanne D. Wohlers and Ronald J. Gilson are the
          registrant's designated audit committee financial experts. They are
          "independent" as defined in Item 3 of Form N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

         FY 2007:  $20,185
         FY 2008:  $32,476

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were as follows:

         For services rendered to the registrant:

         FY 2007:  $0
         FY 2008:  $0

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2007:  $0
         FY 2008:  $0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

         For services rendered to the registrant:

         FY 2007:  $0
         FY 2008:  $0

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2007:  $0
         FY 2008:  $0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

         For services rendered to the registrant:

         FY 2007:  $0
         FY 2008:  $0

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2007:  $0
         FY 2008:  $0

(e)(1)   In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation
         S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
         Regulation S-X, the registrant's audit committee also pre-approves its accountant's engagements for non-audit services with the registrant's investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)   All services described in each of paragraphs (b) through (d) of this
         Item were pre-approved before the engagement by the registrant's audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation
         S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

 (f)     The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than 50%.

(g)      The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

         FY 2007:  $84,400
         FY 2008:  $100,922

(h)      The registrant's investment adviser and accountant have notified the registrant's audit committee of all non-audit services that were rendered by the registrant's accountant to the registrant's investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant's audit committee included sufficient details regarding such services to allow the registrant's audit committee to consider the continuing independence of its principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)  The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Registrant's Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation
          Portfolios, Inc.'s Certified Shareholder Report on Form N-CSR, File
          No. 811-21591, on September 29, 2005.

(a)(2)    Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company Act of 1940, are filed and attached hereto as Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    February 17, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    February 17, 2009

By:      /s/ Robert J. Leach
         ----------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    February 17, 2009